NATIONWIDE

VARIABLE

ACCOUNT-14

Annual Report

to

Contract Owners

December 31, 2014

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-14:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-14 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

Stock Index Fund, Inc. - Initial Shares (DSIF)
1,943 shares (cost $64,193)	$87,418
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
1,193 shares (cost $4,763)	6,895
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,033 shares (cost $10,165)	11,790
Balanced Portfolio: Service Shares (JABS)
1,880 shares (cost $54,748)	61,969
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
41 shares (cost $843)	1,074
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,411 shares (cost $22,347)	27,043
NVIT Emerging Markets Fund - Class I (GEM)
2,046 shares (cost $23,327)	22,529
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
745 shares (cost $8,866)	10,329
NVIT Money Market Fund - Class V (SAM5)
6,822 shares (cost $6,822)	6,822
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
5,586 shares (cost $67,282)	61,950
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
452 shares (cost $5,064)	4,523
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
26,702 shares (cost $228,587)	358,613
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
3,328 shares (cost $48,387)	69,829
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
6,629 shares (cost $78,835)	105,140
NVIT Large Cap Growth Fund - Class I (NVOLG1)
4,786 shares (cost $76,516)	108,827
NVIT Real Estate Fund - Class I (NVRE1)
1,491 shares (cost $12,596)	12,632
VPS Growth and Income Portfolio - Class A (ALVGIA)
4,010 shares (cost $95,365)	120,458
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,993 shares (cost $81,282)	110,270
Appreciation Portfolio - Initial Shares (DCAP)
2,782 shares (cost $104,152)	137,756
International Value Portfolio - Initial Shares (DVIV)
876 shares (cost $11,338)	9,241
Quality Bond Fund II - Primary Shares (FQB)
1,405 shares (cost $15,630)	16,046
VIP Equity-Income Portfolio - Service Class (FEIS)
16,268 shares (cost $369,543)	393,354
VIP Growth Portfolio - Service Class (FGS)
1,513 shares (cost $47,683)	95,796
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
17,395 shares (cost $221,635)	220,218
VIP Mid Cap Portfolio - Service Class (FMCS)
293 shares (cost $8,988)	10,958
VIP Overseas Portfolio - Service Class R (FOSR)
227 shares (cost $4,702)	4,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Small Cap Value Securities Fund - Class 2 (FTVSV2)
333 shares (cost $6,020)	$7,430
Templeton Foreign Securities Fund - Class 2 (TIF2)
999 shares (cost $17,531)	15,042
Mid Cap Value- Institutional Shares (GVMCE)
1,817 shares (cost $26,856)	31,679
Baron Growth Opportunities Fund Service Class (BNCAI)
2,659 shares (cost $80,554)	125,055
Global Securities Fund/VA - Non-Service Shares (OVGS)
317 shares (cost $12,954)	12,516
All Asset Portfolio - Administrative Class (PMVAAA)
1,711 shares (cost $19,578)	17,724
Low Duration Portfolio - Administrative Class (PMVLDA)
20,135 shares (cost $204,685)	213,030
Real Return Portfolio - Administrative Class (PMVRRA)
2,027 shares (cost $26,222)	25,970
Total Return Portfolio - Administrative Class (PMVTRA)
15,459 shares (cost $169,601)	173,137
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
320 shares (cost $3,277)	3,092
Micro-Cap Portfolio - Investment Class (ROCMC)
2,604 shares (cost $26,237)	29,612
Health Sciences Portfolio - II (TRHS2)
117 shares (cost $2,097)	4,243
Mid-Cap Growth Portfolio - II (TRMCG2)
1,878 shares (cost $41,442)	50,848
New America Growth Portfolio (TRNAG1)
1,493 shares (cost $34,460)	37,164

Total Investments	$2,822,236

Accounts Receivable-Mid Cap Value- Institutional Shares (GVMCE)	15
Accounts Receivable-New America Growth Portfolio (TRNAG1)	11
Accounts Receivable-NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	4
Accounts Receivable-NVIT Money Market Fund - Class V (SAM5)	2
Accounts Receivable-Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	1
Accounts Receivable-Small Cap Value Securities Fund - Class 2 (FTVSV2)	7
Accounts Receivable-Templeton Foreign Securities Fund - Class 2 (TIF2)	6
Accounts Receivable-Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	3

Accounts Payable-Global Securities Fund/VA - Non-Service Shares (OVGS)	(4)
Accounts Payable-Mid Cap Value Portfolio: Class 1 (JPMMV1)	(15)
Accounts Payable-NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	(2)
Accounts Payable-NVIT Real Estate Fund - Class I (NVRE1)	(4)
Accounts Payable-Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	(1)
Accounts Payable-VIP Overseas Portfolio - Service Class R (FOSR)	(6)
Other Accounts Payable	(113)

$2,822,140

Contract Owners’ Equity:
Accumulation units	2,822,140

Total Contract Owners’ Equity (note 5)	$2,822,140

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	DSIF	IVKMG1	JPMMV1	JABS	LOVMCV	NVAMV1	GEM
Reinvested dividends	$40,746	1,511	-	98	910	5	523	207
Mortality and expense risk charges (note 2)	(26,255)	(823)	(62)	(118)	(568)	(8)	(242)	(158)

Net investment income (loss)	14,491	688	(62)	(20)	342	(3)	281	49

Realized gain (loss) on investments	56,768	2,077	20	245	153	1	75	7
Change in unrealized gain (loss) on investments	(21,095)	6,338	495	729	2,179	105	(303)	(798)

Net gain (loss) on investments	35,673	8,415	515	974	2,332	106	(228)	(791)

Reinvested capital gains	101,929	1,018	-	670	1,495	-	2,855	-

Net increase (decrease) in contract owners’ equity resulting from operations	$152,093	10,121	453	1,624	4,169	103	2,908	(742)

Investment Activity:	GVDMA	SAM5	NVMIG1	GVDIV2	NVMLG1	SCGF	SCVF	NVOLG1
Reinvested dividends	$174	-	685	89	1,724	-	522	772
Mortality and expense risk charges (note 2)	(96)	(63)	(418)	(31)	(3,266)	(621)	(947)	(991)

Net investment income (loss)	78	(63)	267	58	(1,542)	(621)	(425)	(219)

Realized gain (loss) on investments	12	-	(8)	-	4,426	263	315	366
Change in unrealized gain (loss) on investments	304	-	(5,332)	(541)	3,542	(7,686)	(3,399)	(3,332)

Net gain (loss) on investments	316	-	(5,340)	(541)	7,968	(7,423)	(3,084)	(2,966)

Reinvested capital gains	-	-	3,366	-	24,657	9,325	9,467	11,030

Net increase (decrease) in contract owners’ equity resulting from operations	$394	(63)	(1,707)	(483)	31,083	1,281	5,958	7,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVRE1	ALVGIA	DVSCS	DCAP	DVIV	FQB	FEIS	FGS
Reinvested dividends	$341	1,553	605	2,460	162	593	10,716	88
Mortality and expense risk charges (note 2)	(107)	(1,085)	(1,001)	(1,263)	(95)	(152)	(3,671)	(925)

Net investment income (loss)	234	468	(396)	1,197	67	441	7,045	(837)

Realized gain (loss) on investments	36	110	293	288	(7)	1	336	4,605
Change in unrealized gain (loss) on investments	(364)	8,861	(1,271)	4,154	(1,106)	(3)	15,470	5,591

Net gain (loss) on investments	(328)	8,971	(978)	4,442	(1,113)	(2)	15,806	10,196

Reinvested capital gains	2,832	-	5,742	3,451	-	-	5,389	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,738	9,439	4,368	9,090	(1,046)	439	28,240	9,359

Investment Activity:	FIGBS	FMCS	FOSR	FTVSV2	TIF2	GVMCE	BNCAI	OVGS
Reinvested dividends	$4,732	17	56	45	313	308	224	137
Mortality and expense risk charges (note 2)	(548)	(84)	(41)	(69)	(106)	(283)	(1,197)	(80)

Net investment income (loss)	4,184	(67)	15	(24)	207	25	(973)	57

Realized gain (loss) on investments	30	27	(5)	24	(6)	631	5,568	(1)
Change in unrealized gain (loss) on investments	(1,420)	305	(430)	(577)	(2,489)	(2,278)	(746)	(438)

Net gain (loss) on investments	(1,390)	332	(435)	(553)	(2,495)	(1,647)	4,822	(439)

Reinvested capital gains	18	217	1	548	-	5,136	711	561

Net increase (decrease) in contract owners’ equity resulting from operations	$2,812	482	(419)	(29)	(2,288)	3,514	4,560	179

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1	ROCMC	TRHS2	TRMCG2
Reinvested dividends	$963	2,421	372	6,322	151	-	-	-
Mortality and expense risk charges (note 2)	(174)	(2,042)	(251)	(3,161)	(30)	(296)	(34)	(451)

Net investment income (loss)	789	379	121	3,161	121	(296)	(34)	(451)

Realized gain (loss) on investments	(6)	63	10	13,954	-	(168)	20	71
Change in unrealized gain (loss) on investments	(867)	(668)	406	(7,156)	(266)	(3,351)	685	232

Net gain (loss) on investments	(873)	(605)	416	6,798	(266)	(3,519)	705	303

Reinvested capital gains	-	-	-	-	118	2,336	307	5,496

Net increase (decrease) in contract owners’ equity resulting from operations	$(84)	(226)	537	9,959	(27)	(1,479)	978	5,348

Investment Activity:	TRNAG1	OVGS3	TIF3	GEM3	NVMIG3	GVDIV6
Reinvested dividends	$-	-	-	109	721	117
Mortality and expense risk charges (note 2)	(334)	(38)	(53)	(69)	(188)	(15)

Net investment income (loss)	(334)	(38)	(53)	40	533	102

Realized gain (loss) on investments	636	4,212	2,501	(6,130)	21,404	319
Change in unrealized gain (loss) on investments	(2,637)	(4,188)	(2,207)	5,291	(21,460)	(469)

Net gain (loss) on investments	(2,001)	24	294	(839)	(56)	(150)

Reinvested capital gains	5,183	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,848	(14)	241	(799)	477	(48)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		DSIF		IVKMG1		JPMMV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$14,491	13,514	688	739	(62)	(29)	(20)	(6)
Realized gain (loss) on investments	56,768	9,279	2,077	1,094	20	8	245	698
Change in unrealized gain (loss) on investments	(21,095)	362,782	6,338	18,806	495	1,721	729	896
Reinvested capital gains	101,929	79,555	1,018	905	-	-	670	101

Net increase (decrease) in contract owners’ equity resulting from operations	152,093	465,130	10,121	21,544	453	1,700	1,624	1,689

Equity transactions:
Transfers between funds	-	-	-	-	-	-	(1,927)	8,075
Redemptions	(45,896)	(45,846)	(8,105)	(9,227)	-	-	-	-
Contract maintenance charges (note 2)	(419)	(508)	(46)	(50)	(12)	(11)	(3)	(3)
Adjustments to maintain reserves	5	2,204	8	5	(2)	(1)	7	2,343

Net equity transactions	(46,310)	(44,150)	(8,143)	(9,272)	(14)	(12)	(1,923)	10,415

Net change in contract owners’ equity	105,783	420,980	1,978	12,272	439	1,688	(299)	12,104
Contract owners’ equity beginning of period	2,716,357	2,295,377	85,448	73,176	6,453	4,765	12,104	-

Contract owners’ equity end of period	$2,822,140	2,716,357	87,426	85,448	6,892	6,453	11,805	12,104

CHANGES IN UNITS:
Beginning units	150,605	153,280	4,144	4,641	487	488	484	-
Units purchased	24,265	8,661	-	-	-	-	-	503
Units redeemed	(24,057)		(370)	(497)	(1)	(1)	(70)	(19)

Ending units	150,813	150,605	3,774	4,144	486	487	414	484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	JABS		JAIGS		LOVMCV		NVAMV1
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$342	641	-	(5)	(3)	(4)	281	229
Realized gain (loss) on investments	153	99	-	(894)	1	(1)	75	44
Change in unrealized gain (loss) on investments	2,179	4,425	-	1,485	105	225	(303)	4,130
Reinvested capital gains	1,495	2,504	-	-	-	-	2,855	425

Net increase (decrease) in contract owners’ equity resulting from operations	4,169	7,669	-	586	103	220	2,908	4,828

Equity transactions:
Transfers between funds	-	42,504	-	(14,624)	-	-	-	8,679
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(31)	(32)	-	-	(4)	(4)	(12)	(16)
Adjustments to maintain reserves	8	(4)	-	(1)	3	(10)	11	(13)

Net equity transactions	(23)	42,468	-	(14,625)	(1)	(14)	(1)	8,650

Net change in contract owners’ equity	4,146	50,137	-	(14,039)	102	206	2,907	13,478
Contract owners’ equity beginning of period	57,822	7,685	-	14,039	971	765	24,138	10,660

Contract owners’ equity end of period	$61,968	57,822	-	-	1,073	971	27,045	24,138

CHANGES IN UNITS:
Beginning units	2,682	423	-	503	60	61	1,163	671
Units purchased	-	2,261	-	-	-	-	-	493
Units redeemed	(1)	(2)	-	(503)	-	(1)	-	(1)

Ending units	2,681	2,682	-	-	60	60	1,163	1,163

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

		GEM		GVDMA		SAM5		NVMIG1
		2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$	49	-	78	94	(63)	(66)	267	-
Realized gain (loss) on investments		7	-	12	3	-	-	(8)	-
Change in unrealized gain (loss) on investments		(798)	-	304	1,159	-	-	(5,332)	-
Reinvested capital gains		-	-	-	-	-	-	3,366	-

Net increase (decrease) in contract owners’ equity resulting from operations		(742)	-	394	1,256	(63)	(66)	(1,707)	-

Equity transactions:
Transfers between funds		23,271	-	-	8,679	-	-	63,657	-
Redemptions		-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)		-	-	-	-	-	-	-	-
Adjustments to maintain reserves		2	-	-	(4)	(3)	-	2	-

Net equity transactions		23,273	-	-	8,675	(3)	-	63,659	-

Net change in contract owners’ equity		22,531	-	394	9,931	(66)	(66)	61,952	-
Contract owners’ equity beginning of period		-	-	9,931	-	6,886	6,952	-	-

Contract owners’ equity end of period	$	22,531	-	10,325	9,931	6,820	6,886	61,952	-

CHANGES IN UNITS:
Beginning units		-	-	498	-	653	653	-	-
Units purchased		807	-	-	498	-	-	6,366	-
Units redeemed		-	-	-	-	-	-	-	-

Ending units		807	-	498	498	653	653	6,366	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDIV2		NVMLG1		SCGF		SCVF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$58	-	(1,542)	(480)	(621)	(540)	(425)	(88)
Realized gain (loss) on investments	-	-	4,426	983	263	210	315	243
Change in unrealized gain (loss) on investments	(541)	-	3,542	62,808	(7,686)	17,377	(3,399)	27,453
Reinvested capital gains	-	-	24,657	20,595	9,325	3,134	9,467	-

Net increase (decrease) in contract owners’ equity resulting from operations	(483)	-	31,083	83,906	1,281	20,181	5,958	27,608

Equity transactions:
Transfers between funds	5,007	-	-	-	1,353	-	-	8,228
Redemptions	-	-	(7,125)	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	1	-	6	(2)	(1)	(5)	(2)	(10)

Net equity transactions	5,008	-	(7,119)	(2)	1,352	(5)	(2)	8,218

Net change in contract owners’ equity	4,525	-	23,964	83,904	2,633	20,176	5,956	35,826
Contract owners’ equity beginning of period	-	-	334,655	250,751	67,186	47,010	99,180	63,354

Contract owners’ equity end of period	$4,525	-	358,619	334,655	69,819	67,186	105,136	99,180

CHANGES IN UNITS:
Beginning units	-	-	24,324	24,324	3,324	3,324	3,636	3,230
Units purchased	501	-	-	-	68	-	-	417
Units redeemed	-	-	(495)	-	-	-	-	(11)

Ending units	501	-	23,829	24,324	3,392	3,324	3,636	3,636

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVOLG1		NVRE1		ALVGIA		DVSCS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(219)	(122)	234	35	468	408	(396)	109
Realized gain (loss) on investments	366	209	36	9,931	110	(160)	293	2,338
Change in unrealized gain (loss) on investments	(3,332)	26,332	(364)	(10,144)	8,861	29,247	(1,271)	27,575
Reinvested capital gains	11,030	-	2,832	971	-	-	5,742	1,244

Net increase (decrease) in contract owners’ equity resulting from operations	7,845	26,419	2,738	793	9,439	29,495	4,368	31,266

Equity transactions:
Transfers between funds	-	-	-	(24,890)	-	-	-	(7,615)
Redemptions	-	-	-	(3,350)	-	(8,504)	-	(5,363)
Contract maintenance charges (note 2)	(39)	(39)	-	(2)	-	(5)	(8)	(16)
Adjustments to maintain reserves	(7)	(15)	(1)	7	(2)	(4)	6	(14)

Net equity transactions	(46)	(54)	(1)	(28,235)	(2)	(8,513)	(2)	(13,008)

Net change in contract owners’ equity	7,799	26,365	2,737	(27,442)	9,437	20,982	4,366	18,258
Contract owners’ equity beginning of period	101,016	74,651	9,899	37,341	111,011	90,029	105,900	87,642

Contract owners’ equity end of period	$108,815	101,016	12,636	9,899	120,448	111,011	110,266	105,900

CHANGES IN UNITS:
Beginning units	4,686	4,689	855	3,292	5,454	5,913	3,629	4,186
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	(2)	(3)	-	(2,437)	-	(459)	-	(557)

Ending units	4,684	4,686	855	855	5,454	5,454	3,629	3,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DCAP		DVIV		FQB		FEIS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,197	1,205	67	99	441	502	7,045	5,145
Realized gain (loss) on investments	288	1,338	(7)	(14)	1	2	336	(80)
Change in unrealized gain (loss) on investments	4,154	18,902	(1,106)	1,759	(3)	(491)	15,470	50,578
Reinvested capital gains	3,451	291	-	-	-	-	5,389	23,109

Net increase (decrease) in contract owners’ equity resulting from operations	9,090	21,736	(1,046)	1,844	439	13	28,240	78,752

Equity transactions:
Transfers between funds	-	(1,767)	-	-	-	-	-	-
Redemptions	-	-	-	-	-	-	(7,498)	-
Contract maintenance charges (note 2)	(4)	(4)	-	-	(14)	(16)	(18)	(18)
Adjustments to maintain reserves	4	(7)	(1)	(1)	(1)	1	(2)	1

Net equity transactions	-	(1,778)	(1)	(1)	(15)	(15)	(7,518)	(17)

Net change in contract owners’ equity	9,090	19,958	(1,047)	1,843	424	(2)	20,722	78,735
Contract owners’ equity beginning of period	128,659	108,701	10,286	8,443	15,620	15,622	372,637	293,902

Contract owners’ equity end of period	$137,749	128,659	9,239	10,286	16,044	15,620	393,359	372,637

CHANGES IN UNITS:
Beginning units	6,464	6,551	537	537	1,092	1,093	18,916	18,917
Units purchased	-	414	-	-	-	-	-	-
Units redeemed	-	(501)	-	-	(1)	(1)	(361)	(1)

Ending units	6,464	6,464	537	537	1,091	1,092	18,555	18,916

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FGS		FIGBS		FMCS		FOSR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(837)	(612)	4,184	41	(67)	(47)	15	17
Realized gain (loss) on investments	4,605	318	30	2	27	283	(5)	(11)
Change in unrealized gain (loss) on investments	5,591	24,658	(1,420)	(160)	305	1,905	(430)	1,026
Reinvested capital gains	-	58	18	36	217	989	1	16

Net increase (decrease) in contract owners’ equity resulting from operations	9,359	24,422	2,812	(81)	482	3,130	(419)	1,048

Equity transactions:
Transfers between funds	-	-	214,560	-	1,927	(27,381)	-	-
Redemptions	(7,891)	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(37)	(34)	(5)	(6)	(21)	(21)	(12)	(12)
Adjustments to maintain reserves	10	(1)	(4)	4	6	(11)	11	(5)

Net equity transactions	(7,918)	(35)	214,551	(2)	1,912	(27,413)	(1)	(17)

Net change in contract owners’ equity	1,441	24,387	217,363	(83)	2,394	(24,283)	(420)	1,031
Contract owners’ equity beginning of period	94,361	69,974	2,855	2,938	8,562	32,845	4,640	3,609

Contract owners’ equity end of period	$95,802	94,361	220,218	2,855	10,956	8,562	4,220	4,640

CHANGES IN UNITS:
Beginning units	4,646	4,648	210	210	388	2,006	266	267
Units purchased	-	-	15,254	-	85	-	-	-
Units redeemed	(363)	(2)	-	-	(1)	(1,618)	-	(1)

Ending units	4,283	4,646	15,464	210	472	388	266	266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVSV2		TIF2		GVMCE		BNCAI
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(24)	24	207	-	25	(20)	(973)	(573)
Realized gain (loss) on investments	24	9	(6)	-	631	62	5,568	468
Change in unrealized gain (loss) on investments	(577)	1,802	(2,489)	-	(2,278)	4,983	(746)	27,014
Reinvested capital gains	548	108	-	-	5,136	2,297	711	9,165

Net increase (decrease) in contract owners’ equity resulting from operations	(29)	1,943	(2,288)	-	3,514	7,322	4,560	36,074

Equity transactions:
Transfers between funds	-	-	17,331	-	-	-	-	5,207
Redemptions	-	-	-	-	(2,269)	-	(10,381)	-
Contract maintenance charges (note 2)	(30)	(31)	-	-	(18)	(38)	(15)	(21)
Adjustments to maintain reserves	(10)	(3)	(7)	-	(7)	(11)	(11)	(17)

Net equity transactions	(40)	(34)	17,324	-	(2,294)	(49)	(10,407)	5,169

Net change in contract owners’ equity	(69)	1,909	15,036	-	1,220	7,273	(5,847)	41,243
Contract owners’ equity beginning of period	7,492	5,583	-	-	30,444	23,171	130,886	89,643

Contract owners’ equity end of period	$7,423	7,492	15,036	-	31,664	30,444	125,039	130,886

CHANGES IN UNITS:
Beginning units	364	366	-	-	1,087	1,089	4,416	4,196
Units purchased	-	-	727	-	-	-	-	221
Units redeemed	(2)	(2)	-	-	(82)	(2)	(354)	(1)

Ending units	362	364	727	-	1,005	1,087	4,062	4,416

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGS		PMVAAA		PMVLDA		PMVRRA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$57	-	789	675	379	1,072	121	210
Realized gain (loss) on investments	(1)	-	(6)	151	63	64	10	20
Change in unrealized gain (loss) on investments	(438)	-	(867)	(1,020)	(668)	(3,472)	406	(3,286)
Reinvested capital gains	561	-	-	-	-	-	-	206

Net increase (decrease) in contract owners’ equity resulting from operations	179	-	(84)	(194)	(226)	(2,336)	537	(2,850)

Equity transactions:
Transfers between funds	12,337	-	-	8,646	-	-	-	-
Redemptions	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(9)	(10)	-	-	(4)	(5)
Adjustments to maintain reserves	4	-	(9)	11	(7)	5	5	3

Net equity transactions	12,341	-	(18)	8,647	(7)	5	1	(2)

Net change in contract owners’ equity	12,520	-	(102)	8,453	(233)	(2,331)	538	(2,852)
Contract owners’ equity beginning of period	-	-	17,822	9,369	213,251	215,582	25,436	28,288

Contract owners’ equity end of period	$12,520	-	17,720	17,822	213,018	213,251	25,974	25,436

CHANGES IN UNITS:
Beginning units	-	-	1,063	555	16,184	16,184	1,698	1,698
Units purchased	457	-	-	1,490	-	-	-	-
Units redeemed	-	-	(1)	(982)	-	-	-	-

Ending units	457	-	1,062	1,063	16,184	16,184	1,698	1,698

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRA		PIHYB1		ROCMC		TRHS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,161	4,920	121	131	(296)	(128)	(34)	(25)
Realized gain (loss) on investments	13,954	1,351	-	1	(168)	(5,570)	20	13
Change in unrealized gain (loss) on investments	(7,156)	(21,117)	(266)	10	(3,351)	10,609	685	960
Reinvested capital gains	-	3,305	118	170	2,336	822	307	132

Net increase (decrease) in contract owners’ equity resulting from operations	9,959	(11,541)	(27)	312	(1,479)	5,733	978	1,080

Equity transactions:
Transfers between funds	(214,560)	9,458	-	-	(1,353)	(24,179)	-	-
Redemptions	-	(13,649)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(27)	(39)	(10)	(11)	(3)	(3)	(7)	(6)
Adjustments to maintain reserves	(12)	17	10	(10)	2	(14)	7	(14)

Net equity transactions	(214,599)	(4,213)	-	(21)	(1,354)	(24,196)	-	(20)

Net change in contract owners’ equity	(204,640)	(15,754)	(27)	291	(2,833)	(18,463)	978	1,060
Contract owners’ equity beginning of period	377,761	393,515	3,120	2,829	32,442	50,905	3,264	2,204

Contract owners’ equity end of period	$173,121	377,761	3,093	3,120	29,609	32,442	4,242	3,264

CHANGES IN UNITS:
Beginning units	23,821	24,098	159	160	1,329	2,499	146	147
Units purchased	-	1,080	-	-	-	-	-	-
Units redeemed	(13,251)	(1,357)	-	(1)	(59)	(1,170)	-	(1)

Ending units	10,570	23,821	159	159	1,270	1,329	146	146

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	TRMCG2		TRNAG1		OVGS3		TIF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(451)	(394)	(334)	(296)	(38)	46	(53)	258
Realized gain (loss) on investments	71	(1,925)	636	83	4,212	227	2,501	(1,190)
Change in unrealized gain (loss) on investments	232	11,163	(2,637)	4,604	(4,188)	2,334	(2,207)	4,184
Reinvested capital gains	5,496	3,525	5,183	5,447	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,348	12,369	2,848	9,838	(14)	2,607	241	3,252

Equity transactions:
Transfers between funds	-	(10,064)	-	3,483	(12,337)	(1,371)	(17,331)	3,725
Redemptions	-	-	(2,627)	-	-	-	-	(3,444)
Contract maintenance charges (note 2)	-	-	(11)	(26)	(8)	(8)	(2)	(4)
Adjustments to maintain reserves	(2)	(7)	(11)	(5)	2	(9)	4	(5)

Net equity transactions	(2)	(10,071)	(2,649)	3,452	(12,343)	(1,388)	(17,329)	272

Net change in contract owners’ equity	5,346	2,298	199	13,290	(12,357)	1,219	(17,088)	3,524
Contract owners’ equity beginning of period	45,494	43,196	36,954	23,664	12,357	11,138	17,088	13,564

Contract owners’ equity end of period	$50,840	45,494	37,153	36,954	-	12,357	-	17,088

CHANGES IN UNITS:
Beginning units	1,503	1,928	1,717	1,503	592	673	906	876
Units purchased	-	-	-	225	-	-	-	528
Units redeemed	-	(425)	(123)	(11)	(592)	(81)	(906)	(498)

Ending units	1,503	1,503	1,594	1,717	-	592	-	906

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		NVMIG3		GVDIV6
	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$40	54	533	199	102	96
Realized gain (loss) on investments	(6,130)	(69)	21,404	159	319	(1,218)
Change in unrealized gain (loss) on investments	5,291	(33)	(21,460)	10,139	(469)	2,236
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(799)	(48)	477	10,497	(48)	1,114

Equity transactions:
Transfers between funds	(23,271)	-	(63,657)	5,207	(5,007)	-
Redemptions	-	-	-	-	-	(2,309)
Contract maintenance charges (note 2)	(5)	(11)	-	-	(4)	(6)
Adjustments to maintain reserves	(7)	10	(5)	2	-	(2)

Net equity transactions	(23,283)	(1)	(63,662)	5,209	(5,011)	(2,317)

Net change in contract owners’ equity	(24,082)	(49)	(63,185)	15,706	(5,059)	(1,203)
Contract owners’ equity beginning of period	24,082	24,131	63,185	47,479	5,059	6,262

Contract owners’ equity end of period	$-	24,082	-	63,185	-	5,059

CHANGES IN UNITS:
Beginning units	1,148	1,148	5,482	4,951	392	582
Units purchased	-	-	-	531	-	-
Units redeemed	(1,148)	-	(5,482)	-	(392)	(190)

Ending units	-	1,148	-	5,482	-	392

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-14 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 2002 and commenced operations on November 17, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Investment Advisors.

(b) The Contracts

Only contracts without a front-end sales charge are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

BLACKROCK FUNDS

Large Cap Core V.I. Fund - Class II (MLVLC2)*

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Forty Portfolio: Service Shares (JACAS)*

Global Technology Portfolio: Service Shares (JAGTS)*

Overseas Portfolio: Service Shares (JAIGS)*

LORD ABBETT FUNDS

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)*

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

NVIT Emerging Markets Fund - Class I (GEM)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)*

NVIT Core Bond Fund - Class I (NVCBD1)*

NVIT Nationwide Fund - Class I (TRF)*

NVIT Government Bond Fund - Class I (GBF)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)*

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)*

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)*

NVIT Multi-Sector Bond Fund - Class I (MSBF)*

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)*

Invesco NVIT Comstock Value Fund - Class I (EIF)*

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)*

VP International Fund - Class I (ACVI)*

VP International Fund - Class III (ACVI3)*

VP Ultra(R) Fund - Class I (ACVU1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Service Class (FOS)*

VIP Overseas Portfolio - Service Class R (FOSR)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Templeton Foreign Securities Fund - Class 2 (TIF2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)*

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)*

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Value Opportunities Fund - Series I Shares (AVBVI)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

WADDELL & REED, INC.

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - Real Estate Securities (WRRESP)*

*At December 31, 2014, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. No sales charges are deducted on redemptions from the contract. The Company may deduct a contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value equal to an annualized rate of 0.95%.

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,822,236	$-	$-	$2,822,236

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2014 are as follows:

		Purchases of Investments	Sales of Investments
Stock Index Fund, Inc. - Initial Shares (DSIF)		$2,529	$8,976
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)		-	74
Mid Cap Value Portfolio: Class 1 (JPMMV1)		817	2,048
Balanced Portfolio: Service Shares (JABS)		2,406	600
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)		5	13
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		3,378	255
NVIT Emerging Markets Fund - Class I (GEM)		23,480	160
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		174	97
NVIT Money Market Fund - Class V (SAM5)		-	64
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)		67,711	422
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)		5,098	33
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		26,381	10,393
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		10,676	621
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		9,990	949
NVIT Large Cap Growth Fund - Class I (NVOLG1)		11,802	1,032
NVIT Real Estate Fund - Class I (NVRE1)		3,173	108
VPS Growth and Income Portfolio-Class A (ALVGIA)		1,553	1,086
Small Cap Stock Index Portfolio-Service Shares (DVSCS)		6,347	1,010
Appreciation Portfolio - Initial Shares (DCAP)		5,911	1,267
International Value Portfolio - Initial Shares (DVIV)		162	97
Quality Bond Fund II - Primary Shares (FQB)		593	168
VIP Equity-Income Portfolio-Service Class (FEIS)		16,105	11,188
VIP Growth Portfolio - Service Class (FGS)		88	8,854
VIP Investment Grade Bond Portfolio-Service Class (FIGBS)		219,309	553
VIP Mid Cap Portfolio - Service Class (FMCS)		2,161	106
VIP Overseas Portfolio - Service Class R (FOSR)		57	53
Small Cap Value Securities Fund - Class 2 (FTVSV2)		594	99
Templeton Foreign Securities Fund - Class 2 (TIF2)		17,645	108
Mid Cap Value- Institutional Shares (GVMCE)		5,444	2,571
Baron Growth Opportunities Fund Service Class (BNCAI)		935	11,594
Global Securities Fund/VA - Non-Service Shares (OVGS)		13,036	80
All Asset Portfolio - Administrative Class (PMVAAA)		963	182
Low Duration Portfolio - Administrative Class (PMVLDA)		2,421	2,042
Real Return Portfolio - Administrative Class (PMVRRA)		372	255
Total Return Portfolio - Administrative Class (PMVTRA)		6,322	217,748
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)		269	40
Micro-Cap Portfolio - Investment Class (ROCMC)		2,336	1,653
Health Sciences Portfolio - II (TRHS2)		307	41
Mid-Cap Growth Portfolio - II (TRMCG2)		5,496	453
New America Growth Portfolio (TRNAG1)		5,183	2,972
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)		-	12,383
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)		-	17,386
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		109	23,346
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)		721	63,847
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		117	5,028

	Total	$482,176	$412,055

(5) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2014	0.95%	3,774	$23.165438	$87,426	1.74%	12.35%
2013	0.95%	4,144	20.619577	85,448	1.86%	30.77%
2012	0.95%	4,641	15.767368	73,176	2.06%	14.64%
2011	0.95%	4,645	13.754322	63,889	1.83%	0.91%
2010	0.95%	4,648	13.630048	63,352	1.85%	13.75%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2014	0.95%	486	14.180368	6,892	0.00%	7.01%
2013	0.95%	487	13.251352	6,453	0.42%	35.71%
2012	0.95%	488	9.764220	4,765	0.00%	-2.36%	4/27/2012
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2014	0.95%	414	28.513407	11,805	0.79%	14.01%
2013	0.95%	484	25.008765	12,104	0.92%	31.04%
2011	0.95%	70	16.006095	1,120	0.00%	1.19%
Balanced Portfolio: Service Shares (JABS)
2014	0.95%	2,681	23.113904	61,968	1.52%	7.21%
2013	0.95%	2,682	21.559450	57,822	2.37%	18.66%
2012	0.95%	423	18.168380	7,685	2.51%	12.30%
2011	0.95%	461	16.179098	7,459	2.22%	0.39%
2010	0.95%	254	16.115595	4,093	2.57%	7.09%
Overseas Portfolio: Service Shares (JAIGS)
2012	0.95%	503	27.909892	14,039	0.64%	12.10%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2014	0.95%	60	17.884559	1,073	0.45%	10.47%
2013	0.95%	60	16.189767	971	0.43%	29.08%
2012	0.95%	61	12.542260	765	0.69%	13.45%
2011	0.95%	61	11.054886	674	0.21%	-4.92%
2010	0.95%	61	11.627172	709	0.42%	24.24%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2014	0.95%	1,163	23.254470	27,045	2.05%	12.04%
2013	0.95%	1,163	20.754774	24,138	2.16%	30.65%
2012	0.95%	671	15.886274	10,660	0.99%	13.57%
2011	0.95%	738	13.987992	10,323	1.70%	-0.31%
2010	0.95%	739	14.031133	10,369	0.15%	12.39%
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.95%	807	27.919220	22,531	0.85%	-6.40%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2011	0.95%	79	7.002154	553	1.08%	-10.85%
2010	0.95%	79	7.854623	621	0.88%	11.93%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2011	0.95%	46	14.720257	677	1.81%	-4.84%
2010	0.95%	46	15.469289	712	1.66%	13.54%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.95%	498	20.732223	10,325	1.71%	3.96%
2013	0.95%	498	19.942506	9,931	1.68%	21.22%
NVIT Money Market Fund - Class V (SAM5)
2014	0.95%	653	10.444669	6,820	0.00%	-0.95%
2013	0.95%	653	10.544844	6,886	0.00%	-0.95%
2012	0.95%	653	10.645975	6,952	0.00%	-0.95%
2011	0.95%	653	10.748358	7,019	0.00%	-0.95%
2010	0.95%	653	10.851153	7,086	0.00%	-0.95%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2014	0.95%	6,366	9.731691	61,952	1.07%	-2.68%	4/25/2014
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.95%	501	9.031956	4,525	1.80%	-9.68%	4/25/2014

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2014	0.95%	23,829	$15.049677	$358,619	0.50%	9.39%
2013	0.95%	24,324	13.758226	334,655	0.79%	33.46%
2012	0.95%	24,324	10.308799	250,751	0.51%	15.25%
2011	0.95%	24,324	8.944983	217,578	0.01%	-3.83%
2010	0.95%	24,324	9.300909	226,235	0.05%	14.41%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.95%	3,392	20.583400	69,819	0.00%	1.83%
2013	0.95%	3,324	20.212527	67,186	0.00%	42.92%
2012	0.95%	3,324	14.142588	47,010	0.00%	12.36%
2011	0.95%	3,329	12.587121	41,903	0.00%	-1.59%
2010	0.95%	3,329	12.790521	42,580	0.00%	24.26%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.95%	3,636	28.915210	105,136	0.52%	6.01%
2013	0.95%	3,636	27.277116	99,180	0.86%	39.07%
2012	0.95%	3,230	19.614367	63,354	0.88%	19.30%
2011	0.95%	3,271	16.441433	53,780	0.42%	-5.97%
2010	0.95%	3,271	17.485388	57,195	0.59%	25.40%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2011	0.95%	41	16.939568	695	0.52%	-6.45%
2010	0.95%	42	18.108338	761	0.30%	24.13%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2014	0.95%	4,684	23.231190	108,815	0.74%	7.77%
2013	0.95%	4,686	21.557023	101,016	0.81%	35.40%
2012	0.95%	4,689	15.920407	74,651	0.74%	17.56%
2011	0.95%	4,691	13.542915	63,530	0.69%	-3.16%
2010	0.95%	4,694	13.984922	65,645	0.00%	7.77%
NVIT Real Estate Fund - Class I (NVRE1)
2014	0.95%	855	14.779525	12,636	3.01%	27.66%
2013	0.95%	855	11.577203	9,899	1.14%	2.07%
2012	0.95%	3,292	11.342818	37,341	1.09%	14.68%
2011	0.95%	3,293	9.890484	32,569	0.88%	5.49%
2010	0.95%	3,293	9.375668	30,874	1.93%	28.95%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2014	0.95%	5,454	22.084346	120,448	1.36%	8.50%
2013	0.95%	5,454	20.353996	111,011	1.35%	33.68%
2012	0.95%	5,913	15.225596	90,029	1.60%	16.41%
2011	0.95%	5,914	13.079732	77,354	1.31%	5.31%
2010	0.95%	5,914	12.420324	73,454	0.00%	12.02%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2014	0.95%	3,629	30.384719	110,266	0.57%	4.12%
2013	0.95%	3,629	29.181608	105,900	1.07%	39.38%
2012	0.95%	4,186	20.936995	87,642	0.44%	14.64%
2011	0.95%	4,187	18.263329	76,469	0.61%	-0.39%
2010	0.95%	4,187	18.334946	76,768	0.57%	24.63%
Appreciation Portfolio - Initial Shares (DCAP)
2014	0.95%	6,464	21.310107	137,749	1.85%	7.06%
2013	0.95%	6,464	19.903937	128,659	1.97%	19.95%
2012	0.95%	6,551	16.593084	108,701	3.65%	9.38%
2011	0.95%	6,551	15.170292	99,381	1.65%	7.98%
2010	0.95%	5,862	14.049355	82,357	2.15%	14.22%
International Value Portfolio - Initial Shares (DVIV)
2014	0.95%	537	17.204489	9,239	1.60%	-10.18%
2013	0.95%	537	19.154685	10,286	2.01%	21.83%
2012	0.95%	537	15.723043	8,443	2.89%	11.59%
2011	0.95%	537	14.089591	7,566	2.10%	-19.25%
2010	0.95%	537	17.449261	9,370	1.82%	3.46%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2014	0.95%	1,091	$14.705340	$16,044	3.70%	2.81%
2013	0.95%	1,092	14.303825	15,620	4.16%	0.08%
2012	0.95%	1,093	14.293087	15,622	4.01%	8.68%
2011	0.95%	1,094	13.151873	14,388	5.09%	1.30%
2010	0.95%	1,096	12.982659	14,229	4.84%	7.47%
VIP Equity-Income Portfolio - Service Class (FEIS)
2014	0.95%	18,555	21.199608	393,359	2.78%	7.61%
2013	0.95%	18,916	19.699579	372,637	2.49%	26.80%
2012	0.95%	18,917	15.536406	293,902	3.12%	16.07%
2011	0.95%	18,918	13.385158	253,220	2.45%	-0.10%
2010	0.95%	18,919	13.398204	253,481	1.80%	14.00%
VIP Growth Portfolio - Service Class (FGS)
2014	0.95%	4,283	22.368081	95,802	0.09%	10.13%
2013	0.95%	4,646	20.310259	94,361	0.20%	34.91%
2012	0.95%	4,648	15.054667	69,974	0.51%	13.45%
2011	0.95%	4,651	13.269332	61,716	0.26%	-0.81%
2010	0.95%	4,653	13.377448	62,245	0.18%	22.88%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2014	0.95%	15,464	14.240672	220,218	6.80%	4.75%
2013	0.95%	210	13.595003	2,855	2.32%	-2.82%
2012	0.95%	210	13.989738	2,938	2.02%	4.76%
2011	0.95%	300	13.353870	4,006	3.25%	6.19%
2010	0.95%	302	12.575137	3,798	3.54%	6.66%
VIP Mid Cap Portfolio - Service Class (FMCS)
2014	0.95%	472	23.211327	10,956	0.19%	5.19%
2013	0.95%	388	22.066611	8,562	0.34%	34.77%
2012	0.95%	2,006	16.373501	32,845	0.53%	13.66%
2011	0.95%	2,007	14.405959	28,913	0.15%	-11.56%
2010	0.95%	2,009	16.289589	32,726	0.28%	27.48%
VIP Overseas Portfolio - Service Class R (FOSR)
2014	0.95%	266	15.864654	4,220	1.26%	-9.05%
2013	0.95%	266	17.443105	4,640	1.34%	29.06%
2012	0.95%	267	13.515035	3,609	1.91%	19.52%
2011	0.95%	318	11.307680	3,596	1.31%	-18.09%
2010	0.95%	319	13.804431	4,404	1.38%	11.94%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2014	0.95%	362	20.504680	7,423	0.62%	-0.38%
2013	0.95%	364	20.583780	7,492	1.30%	34.94%
2012	0.95%	366	15.253518	5,583	0.77%	17.26%
2011	0.95%	424	13.008218	5,515	0.69%	-4.67%
2010	0.95%	426	13.645840	5,813	0.76%	27.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2014	0.95%	727	20.682879	15,036	1.88%	-11.98%
Mid Cap Value- Institutional Shares (GVMCE)
2014	0.95%	1,005	31.506103	31,664	1.03%	12.49%
2013	0.95%	1,087	28.007560	30,444	0.88%	31.63%
2012	0.95%	1,089	21.277279	23,171	1.21%	17.34%
2011	0.95%	1,091	18.133093	19,783	0.78%	-7.26%
2010	0.95%	1,333	19.553333	26,065	0.72%	23.81%
Baron Growth Opportunities Fund Service Class (BNCAI)
2014	0.95%	4,062	30.782595	125,039	0.18%	3.86%
2013	0.95%	4,416	29.639005	130,886	0.44%	38.73%
2012	0.95%	4,196	21.363820	89,643	1.20%	17.12%
2011	0.95%	4,197	18.241391	76,559	0.00%	3.04%
2010	0.95%	4,847	17.703621	85,809	0.00%	25.18%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2014	0.95%	457	27.395960	12,520	1.09%	1.32%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
All Asset Portfolio - Administrative Class (PMVAAA)
2014	0.95%	1,062	$16.685320	$17,720	5.26%	-0.48%
2013	0.95%	1,063	16.765947	17,822	4.19%	-0.68%
2012	0.95%	555	16.880640	9,369	5.32%	13.85%
2011	0.95%	556	14.826915	8,244	7.07%	0.99%
2010	0.95%	733	14.681774	10,762	7.39%	12.02%
Low Duration Portfolio - Administrative Class (PMVLDA)
2014	0.95%	16,184	13.162276	213,018	1.13%	-0.11%
2013	0.95%	16,184	13.176653	213,251	1.45%	-1.08%
2012	0.95%	16,184	13.320689	215,582	1.91%	4.85%
2011	0.95%	16,184	12.704714	205,613	1.68%	0.15%
2010	0.95%	16,184	12.685630	205,304	1.62%	4.29%
Real Return Portfolio - Administrative Class (PMVRRA)
2014	0.95%	1,698	15.296638	25,974	1.41%	2.11%
2013	0.95%	1,698	14.980264	25,436	1.73%	-10.08%
2012	0.95%	1,698	16.659511	28,288	1.06%	7.72%
2011	0.95%	1,699	15.465746	26,276	2.08%	10.61%
2010	0.95%	1,554	13.982135	21,728	1.44%	7.08%
Total Return Portfolio - Administrative Class (PMVTRA)
2014	0.95%	10,570	16.378540	173,121	1.98%	3.28%
2013	0.95%	23,821	15.858328	377,761	2.20%	-2.89%
2012	0.95%	24,098	16.329767	393,515	2.57%	8.56%
2011	0.95%	24,101	15.042663	362,543	2.63%	2.62%
2010	0.95%	24,103	14.658157	353,306	2.42%	7.09%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2014	0.95%	159	19.453720	3,093	4.73%	-0.87%
2013	0.95%	159	19.623652	3,120	5.27%	10.99%
2012	0.95%	160	17.680671	2,829	5.49%	14.94%
2011	0.95%	161	15.382342	2,477	5.31%	-2.60%
2010	0.95%	161	15.792513	2,543	5.57%	16.92%
Micro-Cap Portfolio - Investment Class (ROCMC)
2014	0.95%	1,270	23.313847	29,609	0.00%	-4.49%
2013	0.95%	1,329	24.410986	32,442	0.51%	19.84%
2012	0.95%	2,499	20.370110	50,905	0.00%	6.58%
2011	0.95%	2,538	19.112464	48,507	2.41%	-12.93%
2010	0.95%	2,599	21.951916	57,053	1.96%	28.73%
Health Sciences Portfolio - II (TRHS2)
2014	0.95%	146	29.055808	4,242	0.00%	29.98%
2013	0.95%	146	22.354484	3,264	0.00%	49.08%
2012	0.95%	147	14.994655	2,204	0.00%	29.75%
2011	0.95%	147	11.556396	1,699	0.00%	9.34%
Mid-Cap Growth Portfolio - II (TRMCG2)
2014	0.95%	1,503	33.825799	50,840	0.00%	11.75%
2013	0.95%	1,503	30.268838	45,494	0.00%	35.10%
2012	0.95%	1,928	22.404441	43,196	0.00%	12.53%
2011	0.95%	1,928	19.908948	38,384	0.00%	-2.46%
2010	0.95%	1,928	20.410072	39,351	0.00%	26.57%
New America Growth Portfolio (TRNAG1)
2014	0.95%	1,594	23.307951	37,153	0.00%	8.30%
2013	0.95%	1,717	21.522616	36,954	0.00%	36.70%
2012	0.95%	1,503	15.744599	23,664	0.50%	12.04%
2011	0.95%	1,504	14.052142	21,134	0.25%	-2.01%
2010	0.95%	683	14.340112	9,794	0.20%	18.51%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.95%	592	20.873739	12,357	1.35%	26.13%
2012	0.95%	673	16.549652	11,138	2.12%	20.07%
2011	0.95%	716	13.783089	9,869	1.25%	-9.14%
2010	0.95%	865	15.169316	13,121	0.55%	14.87%

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 14 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.95%	652	$19.189494	$12,512	0.37%	-32.98%
2010	0.95%	652	28.631209	18,668	0.54%	23.84%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.95%	906	18.860839	17,088	2.36%	21.81%
2012	0.95%	876	15.483642	13,564	2.97%	17.18%
2011	0.95%	927	13.213898	12,249	1.70%	-11.53%
2010	0.95%	927	14.935311	13,845	1.66%	7.38%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.95%	1,148	20.977028	24,082	1.18%	-0.21%
2012	0.95%	1,148	21.020204	24,131	0.51%	16.12%
2011	0.95%	1,149	18.102191	20,799	0.72%	-23.13%
2010	0.95%	1,149	23.548667	27,057	0.07%	15.11%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.95%	291	14.769847	4,298	0.00%	-8.04%
2010	0.95%	292	16.061091	4,690	0.00%	17.65%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.95%	5,482	11.525880	63,185	1.32%	20.19%
2012	0.95%	4,951	9.589782	47,479	0.62%	14.68%
2011	0.95%	4,951	8.362423	41,402	1.32%	-10.23%
2010	0.95%	4,951	9.314953	46,118	0.80%	12.95%
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.95%	392	12.905037	5,059	2.49%	19.95%
2012	0.95%	582	10.758953	6,262	0.16%	15.83%
2011	0.95%	632	9.288312	5,870	1.32%	-17.19%
2010	0.95%	1,369	11.216710	15,356	1.96%	4.85%

2014	Contract owners equity:				$2,822,140
2013	Contract owners equity:				$2,716,357
2012	Contract owners equity:				$2,295,377
2011	Contract owners equity:				$2,052,111
2010	Contract owners equity:				$2,079,447

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.